Employee Benefits - Summary of Increases in Present Value of Employee Benefits (Parenthetical) (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) Employee	Dec. 31, 2016 Employee	Dec. 31, 2015 Employee
Disclosure of defined benefit plans [line items]
Number of employees | Employee	59,429	61,229	65,867
Employee severance indemnities expenses | €	€ 0.3
Top of range [member]
Disclosure of defined benefit plans [line items]
Number of employees	50